TOPS® Moderate Growth ETF Portfolio

TOPS® Growth ETF Portfolio

TOPS® Aggressive Growth ETF Portfolio

Class 1 Shares

Class 2 Shares

Investor Class Shares

Service Class Shares

TOPS® Managed Risk Moderate Growth ETF Portfolio

TOPS® Managed Risk Growth ETF Portfolio

Class 1 Shares

Class 2 Shares

Class 3 Shares

Class 4 Shares

Investor Class shares

(each a series of Northern Lights Fund Trust (the “Trust”)

Supplement dated February 2, 2026 to the

Prospectus and Statement of Additional Information dated May 1, 2025

Effective on or about May 1, 2026, please be advised that the names of the below Funds will be changed.

Current Fund Name	New Fund Name
TOPS® Moderate Growth ETF Portfolio	TOPS® Moderate ETF Portfolio
TOPS® Growth ETF Portfolio	TOPS® Moderately Aggressive ETF Portfolio
TOPS® Aggressive Growth ETF Portfolio	TOPS® Aggressive ETF Portfolio
TOPS® Managed Risk Moderate Growth ETF Portfolio	TOPS® Managed Risk Moderate ETF Portfolio
TOPS® Managed Risk Growth ETF Portfolio	TOPS® Managed Risk Moderately Aggressive ETF Portfolio

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The information in this supplement contains new and additional information beyond that in the Prospectus and Statement of Additional Information, dated May 1, 2025. This supplement should be read in conjunction with the Prospectuses and Statements of Additional Information and should be retained for future reference. These documents are available upon request and without charge by calling the Fund at 1-855-572-5945.

Please retain this Supplement for future reference.